Share Option Plan - Schedule of Fair Value of Share Options Granted to Employees And Directors (Detail) - $ / shares	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Risk free interest rate, maximum	3.12%	2.83%	2.42%
Risk free interest rate, minimum	2.65%	1.89%	1.23%
Expected dividend yield	0.00%	0.00%	0.00%
Expected term (in years)	6 years	6 years	6 years 4 months 24 days
Expected volatility	59.00%	57.00%	50.00%
Underlying fair value of ordinary shares	$ 1.05	$ 1.38	$ 1.14